OTHER RECEIVABLES, NET - Additional Information (Details) - CNY (¥)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER RECEIVABLES, NET
Net recovery of provision for credit losses of other receivables	¥ 1,392,516	¥ 549,132